JOHN HANCOCK INVESTMENT TRUST III

601 Congress Street

Boston, MA 02210

March 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust III (the “Trust”), on behalf of:

John Hancock Greater China Opportunities Fund (the “Fund”)

File Nos. 033-04559; 811-04630

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information, each dated March 1, 2017, contained in Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 71 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2017 via EDGAR, accession number 0001133228-17-001088.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary of the Trust